Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) (Accumulated Other Comprehensive Income/(Loss), USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in net income, tax (benefit)	$ (844)	$ 2,791	$ 783